UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments
August 31, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 92.36%
Chemicals - 15.50%
Agrium			255		$12,166
CF Industries Holdings, Inc.			206		16,822
Intrepid Potash, Inc. (a)			268		6,295
Monsanto Co.			300		25,164
Mosaic Co.			406		19,679
Potash Corp of Saskatchewan			252		22,305
					102,431
Construction & Engineering - 2.61%
Foster Wheeler AG (a)			595		17,225

Electric Utilities - 3.07%
Portland Gen Elec Co.			172		3,357
Progress Energy, Inc.			428		16,919
					20,276
Energy Equipment & Services - 11.14%
BJ Services Co.			224		3,597
National-Oilwell, Inc. (a)			246		8,942
Schlumberger Ltd.			219		12,308
Tenaris SA - ADR			437		12,664
Transocean Ltd. (a)			258		19,567
Weatherford International Ltd. (a)			831		16,579
					73,657
Machinery - 2.47%
Bucyrus International, Inc.			333		9,940
Joy Global, Inc.			164		6,371
					16,311
Marine - 0.93%
Dryships, Inc.			1,058		6,179

Metals & Mining - 32.51%
Anglo American Plc - ADR			832		13,702
BHP Billiton Ltd. - ADR			303		18,877
Cliffs Natural Resources Inc.			585		14,806
Consol Energy, Inc.			436		16,311
Freeport-McMoRan Copper & Gold, Inc.			149		9,384
Goldcorp, Inc.			191		6,964
Horsehead Holding Corp. (a)			668		7,481
Kinross Gold Corp.			246		4,662
MMC Norilsk Nickel - ADR (a)			611		6,538
Nucor Corp.			331		14,743
Randgold Resources Ltd. - ADR			234		13,761
Rio Tinto Plc - ADR			130		20,171
Royal Gold, Inc.			246		9,761
Silver Wheaton Corp. (a)			1,424		14,753
Southern Copper Corp.			614		17,352
Sterlite Industries India Ltd. - ADR (a)			560		7,498
Teck Resources Ltd. (a)			255		6,135
United States Steel Corp.			106		4,641
Vale SA - ADR			382		7,338
					214,878
Multi-Utilities & Unregulated Power - 2.08%
Constellation Energy Group, Inc.			435		13,768

Oil, Gas & Consumable Fuels - 20.86%
Apache Corp.			166		14,102
Chesapeake Energy Corp.			141		3,221
Devon Energy Corp.			228		13,994
El Paso Corp.			705		6,507
Forest Oil Corp. (a)			762		11,979
Goodrich Petroleum Corp. (a)			404		9,672
Hess Corp.			222		11,231
Nexen, Inc.			317		6,232
Occidental Petroleum Corp.			183		13,377
StatoilHydro ASA - ADR			304		6,639
Total SA - ADR			225		12,886
Ultra Petroleum Corp. (a)			319		14,811
XTO Energy, Inc.			343		13,240
					137,891
Road & Rail - 1.19%
Norfolk Southern Corp.			171		7,844

TOTAL COMMON STOCKS (Cost $566,415)					610,460

EXCHANGE-TRADED NOTES - 3.03%
iPath Dow Jones-UBS Livestock Subindex Total Return (a)			745		20,026

TOTAL EXCHANGE-TRADED NOTES (Cost $20,720)					20,026

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 5.46%
AIM STIT-Treasury Portfolio			7,215		7,215
Fidelity Institutional Government Portfolio			7,215		7,215
Fidelity Institutional Money Market Portfolio			7,215		7,215
First American Government Obligations Fund			7,215		7,215
First American Treasury Obligations Fund			7,215		7,215

TOTAL SHORT TERM INVESTMENTS (Cost $36,075)					36,075

Total Investments (Cost $623,210) - 100.85%					666,561
Liabilities in Excess of Other Assets - (0.85)%					(5,586)
TOTAL NET ASSETS - 100.00%					$660,975

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows:*

Cost of investments					$ 623,210
Gross unrealized appreciation					48,798
Gross unrealized depreciation					(5,447)
Net unrealized appreciation					$ 43,351

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Equity
Energy	$ 227,859	$ -	$ -		$ 227,859
Industrials	47,559	-	-		47,559
Investment Companies	20,026	-	-		20,026
Materials	300,998	-	-		300,998
Utilities	34,044	-	-		34,044
Total Equity	630,486	-	-		630,486

Short-Term Investments	36,075	-	-		36,075

Total Investments in Securities	$ 666,561	$ -	$ -	#	$ 666,561

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009